LEASES AND SHIP CHARTERS	12 Months Ended
Dec. 31, 2021
Disclosure of leases [Abstract]
LEASES AND SHIP CHARTERS
23	LEASES AND SHIP CHARTERS

a)	As Lessor

Operating leases, in which the Group is the lessor, relate to a ship owned by the Group chartered out under bareboat charter party agreement with a lease term of 4 years, with 2 years extension option. The lease does not have an option to purchase the ship at the expiry of the lease period.

Maturity analysis of operating lease payments:

	2021	2020
	US$’000	US$’000

Year 1	2,081	5,256
Year 2	-	2,081
Total	2,081	7,337

b)	As Lessee

At 31 December 2021, the Group is committed to US$3,249,000 (2020: US$3,927,000) for short-term leases of ships and US$Nil (2020: US$16,000) for office and residential property respectively.